Other Income (Expense) - Disclosure Of Detailed Information About In Other Income Expense Non Operating Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense [Abstract]
Foreign exchange gain (loss)	$ 12,050	$ (155)
Realized and unrealized losses on gold contracts	(48,091)
Change in fair value of warrants	(29,862)	(38,185)
Realized and unrealized losses on foreign exchange contracts	(14,731)	443
Expected credit losses	(6,074)	(444)
Loss from investment in associate	(5,388)	(881)
Dilution gain (loss) from investment in associate	8,033	243
Other income (expense)	(7,861)	(13,744)
Total other income (expense)	$ (91,924)	$ (52,723)